Other Financial Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Other Financial Assets [Line Items]
Capitalized other financial asset		$ 85,956
Amount revalued		393,019
Accumulating asset value		1,000,000
Keyman insurance [Member]
Other Financial Assets [Line Items]
Amount revalued	[1]	$ 69,505

[1]	Keyman insurance was purchased by the company for a department head, who is a family member of Swee Kheng Chua, for which $85,956 was capitalized as other financial asset. The amount was revalued to $69,505 as at December 31, 2024. The policy has an accumulating asset value and provides $1 million coverage on the life insured. The Company has the discretion to reassign the life insured.